Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2026
Trade And Other Receivables
Schedule of trade and other receivables

	2026	2026	2025
	US$	S$	S$

Trade receivables:
- third parties	2,729,285	3,531,968	2,740,055
Less: Allowance for expected credit loss	(669,000)	(865,753)	(588,373)
	2,060,285	2,666,215	2,151,682
Deposits	5,455,956	7,060,553	6,772,629
Fixed deposit	231,821	300,000	-
Prepayments	123,762	160,160	430,767
GST receivables	18,536	23,987	-
Accrued revenue	19,144	24,774	-
Other receivables:
- third parties	81,762	105,811	134,188
	7,991,266	10,341,500	9,489,266

Schedule of movement in allowance for expected credit losses

The movement in allowance for expected credit losses of trade receivables computed based on lifetime ECL was as follows:

	2026	2026	2025
	US$	S$	S$

Beginning of financial year	462,593	588,373	460,413
Allowance for expected credit losses	344,159	455,645	277,101
Less: Reversal of allowance for expected credit losses	(137,752)	(178,265)	(149,141)
End of financial year	669,000	865,753	588,373